Summary of Significant Accounting Policies (Details) - Schedule of property and equipment	12 Months Ended
Dec. 31, 2022
Leasehold improvement [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Vehicle [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	4 years
Office equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	5 years
Electronic equipment [Member]
Public Utility, Property, Plant and Equipment [Line Items]
Estimated useful lives	3 years